Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes (Textual)
Net operating loss carryovers	$ 6,508,916	$ 1,641,000
Change in valuation allowance	2,059,144	563,400
Operating loss carryforwards, expiration date	Dec. 31, 2033
Tax credit carryforwards	$ 75,337
Tax credit carryforward, expiration date	Dec. 31, 2033